TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

The following replaces the corresponding information in the Prospectus and Summary Prospectus relating to Transamerica Legg Mason Dynamic Allocation – Balanced VP under the section entitled “Performance”:

The Composite Benchmark consists of the following: S&P 500®, 40%; Barclays U.S. Aggregate Bond Index, 35%; Barclays Long Treasury Index, 15%; MSCI Europe, Australasia, Far East Index, 5%; and Russell 2000® Index, 5%.

The following replaces the corresponding information in the Prospectus and Summary Prospectus relating to Transamerica Legg Mason Dynamic Allocation – Growth VP under the section entitled “Performance”:

The Composite Benchmark consists of the following: S&P 500®, 56%; Barclays U.S. Aggregate Bond Index, 21%; Barclays Long Treasury Index, 9%; MSCI Europe, Australasia, Far East Index, 7%; and Russell 2000® Index, 7%.

Effective May 30, 2014, the following replaces the information in the Prospectus and Summary Prospectuses relating to Legg Mason Global Asset Allocation, LLC under the section entitled “Management”:

Sub-Adviser:

Legg Mason Global Asset Allocation, LLC

Portfolio Managers:

Y. Wayne Lin; Portfolio Manager since 2012

Thomas Picciochi; Portfolio Manager since 2014

Ellen Tesler; Portfolio Manager since 2014

Effective May 30, 2014, the following replaces the information in the Prospectus relating to Legg Mason Global Asset Allocation, LLC under the section entitled “Shareholder Information – Sub-Adviser(s)”:

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Legg Mason Global Asset	880 Third Avenue
Transamerica Legg Mason Dynamic Allocation – Growth VP	Allocation, LLC	New York, New York 10022

Effective May 30, 2014, the following replaces the information in the Prospectus relating to Legg Mason Global Asset Allocation, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Y. Wayne Lin	Legg Mason Global Asset Allocation, LLC	Portfolio Manager of the portfolio since 2012; joined Legg Mason Global Asset Allocation, LLC in 2005

Thomas Picciochi	Legg Mason Global Asset Allocation, LLC	Portfolio Manager of the portfolio since 2014; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; senior portfolio manager for Deutsche Asset Management from 1999-2010

Ellen Tesler	Legg Mason Global Asset Allocation, LLC	Portfolio Manager of the portfolio since 2014; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; portfolio manager for Deutsche Asset Management from 2003-2010

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Effective June 30, 2014, Legg Mason Global Asset Allocation, LLC’s name will change to QS Legg Mason Global Asset Allocation, LLC.

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Investors Should Retain this Supplement for Future Reference

June 9, 2014